Business Combination	9 Months Ended
Sep. 30, 2025
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
Business Combination
Note 4. Business Combination
Acquisition of Asset Entities, Inc.
On May 6, 2025, the Predecessor entered into the Asset Entities Merger Agreement. On September 12, 2025, pursuant to the Asset Entities Merger Agreement, Alpha Merger Sub, Inc., a wholly-owned subsidiary of Asset Entities Inc., merged with and into SEI, with SEI surviving as a wholly owned subsidiary of Asset Entities Inc. Concurrent with the consummation of the transactions contemplated by the Asset Entities Merger Agreement, Asset Entities Inc. was renamed Strive, Inc.
The Company accounted for the transaction as a reverse acquisition under ASC 805, Business Combinations, with SEI being the accounting acquirer based on existing Strive stockholders retaining the majority of the voting interests, as well as the senior management and directors representing the majority of senior management and directors, respectively, following the close of the transaction. As a result, the Company recognized the assets acquired and liabilities assumed at their acquisition date fair value, with goodwill recognized based on the excess of the consideration transferred and the net assets acquired. None of the goodwill acquired was deductible for tax purposes. The initial accounting for the acquisition is provisional because the fair values of certain assets acquired and liabilities assumed have not yet been finalized. The Company expects to finalize the valuation and accounting within the measurement period, which will not exceed one year from the acquisition date.
As part of the Asset Entities acquisition, the Predecessor incurred transaction costs of $10.3 million and $15.7 million during the period from July 1, 2025 to September 11, 2025 and the period from January 1, 2025 to September 11, 2025, respectively, and the Successor incurred transaction costs of $5.6 million during the period from September 12, 2025 to September 30, 2025.
During the period from September 12, 2025 to September 30, 2025, based on the Company’s determination to suspend subscriptions on certain legacy Discord servers acquired as part of the acquisition of Asset Entities and a decline in the price of the Company’s Class A common stock, the Company performed a goodwill and intangible asset impairment test. Based on this assessment, the Company recognized a goodwill and intangible asset impairment charge totaling $140.8 million during the period from September 12, 2025 to September 30, 2025. As of September 30, 2025 and December 31, 2024, the Company had no goodwill. As of September 30, 2025 and December 31, 2024, the Company had $0.4 million and $0.2 million of intangible assets, respectively.
The following table summarizes the consideration transferred and the assets acquired and liabilities assumed at their acquisition date fair value (in thousands):

Consideration transferred:
Strive, Inc. Class A common stock	$141,140
Assets acquired and liabilities assumed:
Cash and cash equivalents	400
Prepaid expenses	27
Intangible assets	746
Other non-current assets	57
Accounts payable and other liabilities	(129)
Total identifiable net assets	$1,101
Goodwill	140,039
Total	$141,140

Acquisition of Semler Scientific, Inc.
On September 22, 2025, Strive, Inc. entered into that certain Agreement and Plan of Merger the Merger Agreement with Semler Scientific. Upon the terms and subject to the conditions of the Semler Merger Agreement, Semler is expected to become a wholly owned subsidiary of Strive. Entry into the Merger Agreement was unanimously approved by the Board of Directors of each of Strive and Semler Scientific. Pursuant to the Merger Agreement, at the effective time of the Merger, each share of common stock, par value $0.001 per share, of Semler issued and outstanding immediately before the effective time (other than treasury shares or shares owned directly or indirectly by Strive, Semler Scientific, or Merger Sub immediately prior to the Effective Time) will be converted into the right to receive 21.05 shares of Class A common stock, par value $0.001 per share, of Strive. The transaction is subject to customary closing conditions and approval by Semler Scientific Stockholders. No assurances can be made that the transaction will close at the currently disclosed terms. During the period from September 12, 2025 to September 30, 2025, the Company incurred transaction costs of $1.8 million related to the Merger.